Stock Option Activity (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of options
Outstanding as of January 1, 2015	485,881
Granted	362,700
Exercised	(49,887)	(128,457)	(153,014)
Forfeited	(35,804)
Outstanding as of December 31, 2015	762,890	485,881
Vested and expected to vest as of December 31, 2015	651,661
Exercisable as of December 31, 2015	251,877
Weighted-Average Exercise Price
Outstanding as of January 1, 2015	¥ 169.80
Granted	230.61
Exercised	90.08
Forfeited	191.41
Outstanding as of December 31, 2015	202.91	¥ 169.80
Vested and expected to vest as of December 31, 2015	202.91
Exercisable as of December 31, 2015	¥ 190.66
Weighted-Average Remaining Contractual Term
Outstanding	8 years 4 months 24 days	8 years 4 months 24 days
Vested and expected to vest as of December 31, 2015	8 years 3 months 18 days
Exercisable as of December 31, 2015	7 years 3 months 18 days
Aggregate Intrinsic Value of Options
Outstanding as of January 1, 2015	¥ 58,792,954
Outstanding as of December 31, 2015	133,866,535	¥ 58,792,954
Vested and expected to vest as of December 31, 2015	114,348,794
Exercisable as of December 31, 2015	¥ 38,534,375